Cash, Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2024
Cash, Cash Equivalents and Short-term Investments
Cash, Cash Equivalents and Short-term Investments

3. Cash, Cash Equivalents and Short-term Investments

Cash, cash equivalents and short-term investments consist of the following:

	As of December 31,
	2023	2024

	(In US$ thousands)
Cash and cash equivalents:	$2,584,635	$1,890,632
Short-term investments:
Bank time deposits	616,500	389,905
Wealth management products	24,535	69,947
Subtotal	641,035	459,852
Total cash, cash equivalents and short-term investments	$3,225,670	$2,350,484

The carrying amounts of cash, cash equivalents and short-term investments approximate the fair value.